Summary of Significant Accounting Policies - Schedule of Liabilities Measured at Fair Value (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Liabilities Measured at Fair Value [Line Items]
Derivative Liabilities	$ 2,306,796	$ 1,494,200
Total	2,306,796	1,494,200
Level 1 [Member]
Schedule of Liabilities Measured at Fair Value [Line Items]
Derivative Liabilities
Total
Level 2 [Member]
Schedule of Liabilities Measured at Fair Value [Line Items]
Derivative Liabilities
Total
Level 3 [Member]
Schedule of Liabilities Measured at Fair Value [Line Items]
Derivative Liabilities	2,306,796	1,494,200
Total	$ 2,306,796	$ 1,494,200